SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		In Thousands of U.S. Dollars
Options outstanding at January 1, 2016	675,709	12.44	3 years	12,354
Granted	—
Exercised	(184,873)	3.47
Forfeited	(24,550)	40.40

Options outstanding at December 31, 2016	466,286	14.52	3 years	1,081

Options vested or expected to be vested at December 31, 2016	466,286	14.52	3 years	1,081

Options exercisable at December 31, 2016	466,286	14.52	3 years	1,081

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2016	1,311,410	15.75
Granted	868,036	15.26
Vested	(650,172)	11.16
Forfeited	(126,415)	19.34

Unvested at December 31, 2016	1,402,859	17.27